Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 32		$ 31
Ordinary shares, par value per share | ₪ / shares		₪ 80.00		₪ 80.00
Ordinary shares, shares authorized	6,000,000		6,000,000
Ordinary shares, shares issued	4,257,790		3,553,714
Ordinary shares, shares outstanding	4,257,790		3,553,714